UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21630
NT Alpha Strategies Fund
(Exact name of registrant as specified in charter)
50 South LaSalle Street Chicago, IL		60675
(Address of principal executive offices)		(Zip code)
Joseph W. McInerney, President NT Alpha Strategies Fund 50 South LaSalle Street Chicago, IL 60675
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 630-6000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND

FAIR VAL UE
(ROUNDED TO THOUSANDS)
SUB-FUNDS - 94.4%
Convertible Bond Arbitrage - 7.2%
(Cost $4,219,000)
Quattro Domestic Fund, L.P.	$2,252,000
Radcliffe Domestic Investors, L.P.	2,062,000
4,314,000

Distressed Securities - 2.3%
(Cost $1,313,000)
Harbert Distressed Investment Fund, L.P.	1,372,000

Equity Market Neutral - 3.9%
(Cost $2,250,000)
O’Connor Global Fundamental Long/Short, LLC, Class A9	2,322,000

Fixed Income Arbitrage - 4.6%
(Cost $2,750,000)
Burnaby Catastrophe Fund, L.P.	1,514,000
Nephila Catastrophe Fund, L.P.	1,278,000
2,792,000

Global Macro - 7.2%
(Cost $4,312,000)
Galtere International Master Fund, L.P.	1,561,000
Lily Pond Investors, L.P.	1,086,000
OLEA Global Partners, L.P.	1,719,000
4,366,000

Non-US Equity Hedge - 8.5%
(Cost $5,004,000)
The Greater Asian Hedge Fund Ltd.	1,531,000
The Pegasus Fund Ltd., Class A (USD Shares)	1,567,000
Zebedee European Fund, L.P.	2,015,000
5,113,000

Relative Value Arbitrage - 19.5%
(Cost $11,473,000)
Blackthorn Partners, L.P.	2,029,000
Everest Capital Reserve, L.P.	1,585,000
Forest Multi-Strategy Fund LLC	2,307,000
Hamilton Multi Strategy Fund, L.P.	1,532,000
OTA Multi-Strategy Fund, L.P.	2,476,000
TCM Spectrum Fund (QP), L.P.	1,809,000
11,738,000
SUB-FUNDS - 94.4% - CONTINUED
Sector Hedge - 4.4%
(Cost $2,500,000)
Brightfield Partners II, L.P.	$1,364,000
CCL Fund, LLC, Series A	1,270,000
2,634,000

Short Bias - 2.6%
(Cost $1,500,000)
Perennial Investors (QP), L.P.	1,551,000

Special Situations - 10.9%
(Cost $5,950,000)
Courage Special Situations Fund, L.P.	2,539,000
The October Fund, L.P.	2,593,000
York Credit Opportunities Fund, L.P.	1,456,000
6,588,000

Statistical Arbitrage - 2.7%
(Cost $1,548,000)
AQR Global Stock Selection Institutional Fund, L.P.	1,613,000

US Equity Hedge - 20.6%
(Cost $11,686,000)
Alydar QP Fund, L.P.	2,111,000
CCM Small Cap Value Qualified Fund, L.P., New Issue Eligible	1,017,000
Heirloom Qualified Partners, L.P.	2,390,000
Hygrove Capital Fund (QP), L.P.	2,139,000
Stadia Capital Partners (QP), L.P.	2,149,000
Stonebrook Institutional Partners, L.P.	2,591,000
12,397,000
Total Sub-Funds
(Cost $54,505,000)	56,800,000

DECEMBER 31, 2004 (UNAUDITED)

	PRINCIPAL AMOUNT	VAL UE
CASH EQUIVALENT - 2.2%
Barclays Bank, Global Treasury Services, London, Eurodollar Time Deposit,
2.25%, 1/3/05	$1,300,000	$1,300,000
Total Cash Equivalent
(Cost $1,300,000)		1,300,000

Total Investments - 96.6%
(Cost $55,805,000)		58,100,000
Other Assets less Liabilities - 3.4%		2,059,000
PARTNERS’ CAPITAL - 100.0%		$60,159,000

Sub-Fund investments are non-income producing.

At December 31, 2004, the NT Alpha Strategies Fund’s investments were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Converible Bond Arbitrage	7.2%
Distressed Securities	2.3
Equity Market Neutral	3.9
Fixed Income Arbitrage	4.6
Global Macro	7.2
Non-US Equity Hedge	8.5
Relative Value Arbitrage	19.5
Sector Hedge	4.4
Short Bias	2.6
Special Situations	10.9
Statistical Arbitrage	2.7
US Equity Hedge	20.6
Cash and Cash Equivalent	5.6

Total	100.0%

At December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$55,805,000
Gross tax appreciation of investments	$2,326,000
Gross tax depreciation of investments	(31,000)
Net tax appreciation of investments	$2,295,000

Item 2.  Controls and Procedures.

(a)                                  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                                  Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NT Alpha Strategies Fund

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date:	February 28, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NT Alpha Strategies Fund

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date:	February 28, 2005

By:	/s/ Stuart N. Schuldt
Stuart N. Schuldt, Treasurer (Principal Financial Officer)

Date:	February 28, 2005